Employee Future Benefits	6 Months Ended
Jun. 30, 2020
Employee Future Benefits
Employee Future Benefits
12.	Employee future benefits

The Company sponsors a pension plan in Germany (The Aeterna Zentaris GmbH Pension Plan). The change in the Company’s accrued benefit obligations is summarized as follows:

	June 30, 2020			Year ended December 31, 2019
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Balances – Beginning of the period	13,705	83	13,788	13,205
Current service cost	23	1	24	49
Interest cost	75	—	75	241
Actuarial loss arising from changes in financial assumptions	30	—	30	1,040
Benefits paid	(214)	(1)	(215)	(483)
Impact of foreign exchange rate changes	(24)	—	(24)	(264)
Balances – End of the period	13,595	83	13,678	13,788
Amounts recognized:
In net income (loss)	(98)	(1)	(99)	(262)
In other comprehensive loss	(6)	—	(6)	(810)

The calculation of the pension benefit obligation is sensitive to the discount rate assumption. Effective March 31, 2020, the Company incorporated a decline of 10.35% in its pension liabilities based on publicly available actuarial information. Effective June 30, 2020, based on publicly available actuarial information, this decline was predominantly reversed. The discount rate as at March 31, 2020 was 1.8% while at June 30, 2020, it was 1.1% (December 31, 2019: 1.1%).